Subsequent Events (Tables)	9 Months Ended
Feb. 28, 2023
Unique Logistics International, Inc. [Member]
Subsequent Events (Tables) [Line Items]
Schedule of subsequently to quarter
Promissory Notes Due	3/7/2023	Note 1 to ULHK	$4,500,000	15.0%
	4/7/2023	Note 2 to ULHK	5,000,000	15.0%
	6/30/2023	Note 3 to ULHK	500,000	15.0%
Total:			$10,000,000